Deferred revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred revenue
Beginning Balance	$ 11,632	$ 4,588
Additions to deferred revenue	35,651	17,291
Revenue recognized during the year	(28,958)	(10,247)
Ending Balance	$ 18,325	$ 11,632